NOTE 2- Significant Accounting Policies: y. Sales and marketing expenses (Policies)	12 Months Ended
Dec. 31, 2025
Policies
y. Sales and marketing expenses:

y.    Sales and marketing expenses:

Sales and marketing costs are expended in the period incurred. Marketing costs consist of advertising and promotion activities and include search engine marketing, such as display ads and keyword search terms, and various other forms of digital advertising, direct costs, such as sales personnel labor or indirect costs, such as stock-based compensation and amortization of right of use assets.